Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Current
Federal	$ 0	$ 0
State	(1,671)	27,894
Deferred
Federal	0	0
Foreign	0	(350,000)
State	0	0
Provision for income tax expense (benefit)	$ (1,671)	$ (322,106)